Financial Instruments - Schedule of Reconciliation of Fair Value Measurement of Warrants Liability (level 3) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Reconciliation Of Fair Value Measurement Of Warrants Liability Level3 Abstract
Opening balance	$ 37,389,320	$ 35,523,651
Additions	34,995,000	3,104,593
Exercise	(101,564,420)	(448,320)
Gains/losses recognized in profit or loss	93,700,934	(7,179,204)
Release of amortization allowance	3,197,211	6,388,600
Closing balance	$ 67,718,045	$ 37,389,320